AMERICAN GENERAL LIFE INSURANCE COMPANY
                   VARIABLE UNIVERSAL LIFE INSURANCE POLICIES
                           SEPARATE ACCOUNT VL-R
                          AG PLATINUM CHOICE VUL 2

                       SUPPLEMENT DATED JUNE 30, 2018
                       TO MAY 1, 2018 POLICY PROSPECTUS

   The purpose of this supplement is to inform Policy owners of the following revisions to the Policy and its related prospectus.

   1. The Contact Information for Premium Payments on applications signed after June 30, 2017 is changing effective August 17, 2018. The full text of the Contact Information appears in the prospectus on page 5 and is amended to read as follows:

                                                 CONTACT INFORMATION
                                             Addresses and telephone numbers:
                       Here is how you can contact us about the AG Platinum Choice VUL 2 Policies.

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                       The following is the Contact Information for Policies for which an application was signed after June 30, 2017.
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                ADMINISTRATIVE CENTER:                       HOME OFFICE:                 PREMIUM PAYMENTS:

(EXPRESS DELIVERY)                 (U.S. MAIL)             2727-A Allen Parkway       (EXPRESS DELIVERY)
VUL Administration                 VUL Administration      Houston, Texas 77019       American General Life Insurance Company
340 Seven Springs Way, MC430       P.O. Box 305600         1-713-831-3443             Payment Processing Center
Brentwood, Tennessee 37027-5098    Nashville, Tennessee    1-800-340-2765             340 Seven Springs Way, MC500
1-713-831-3443, 1-800-340-2765     37230-5600                                         Brentwood, Tennessee 37027-5098
(Hearing Impaired) 1-888-436-5256                                                     (U.S. MAIL)
Fax: 1-713-620-6653                                                                   American General Life Insurance Company
(EXCEPT PREMIUM PAYMENTS)                                                             P.O. Box 305113
                                                                                      Nashville, TN 37230-5113
                                                                                      (EFFECTIVE AUGUST 17, 2018 FOR U.S. MAIL USE:
                                                                                      P.O. Box 650103
                                                                                      Dallas, TX 75265-0103)

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                      The following is the Contact Information for Policies for which an application was signed before July 1, 2017 and received no later than July 10, 2017.
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                 ADMINISTRATIVE CENTER:                       HOME OFFICE:                 PREMIUM PAYMENTS:

(EXPRESS DELIVERY)                (U.S. MAIL)              2727-A Allen Parkway       (EXPRESS DELIVERY)
VUL Administration                VUL Administration       Houston, Texas 77019       American General Life Insurance Company
340 Seven Springs Way, MC430      P.O. Box 305600          1-713-831-3443             Payment Processing Center
Brentwood, Tennessee 37027-5098   Nashville, Tennessee     1-800-340-2765             8430 West Bryn Mawr Avenue
1-713-831-3443, 1-800-340-2765    37230-5600                                          3rd Floor Lockbox 0993
(Hearing Impaired) 1-888-436-5256                                                     Chicago, IL 60631
Fax: 1-713-620-6653                                                                   (U.S. MAIL)
(EXCEPT PREMIUM PAYMENTS)                                                             American General Life Insurance Company
                                                                                      Payment Processing Center
                                                                                      P.O. Box 0993
                                                                                      Carol Stream, IL 60132-0993
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

   2. The Tables of Fees and Charges that are on page 11 of the prospectus contain revised current premium expense charges effective June 30, 2018. The affected text of the Tables of Fees and Charges is amended to read as follows:

                            TABLES OF FEES AND CHARGES

  The following tables describe the fees and charges that you will pay when buying, owning, and surrendering the Policy. Fees and charges that appear in these Tables are current effective June 30, 2018. Any revised current fee or charge applies to Policies for which an application was signed after June 29, 2018. Policies for which an application was signed before June 30, 2018 but received on or after June 30, 2018 will be treated as signed after June 29, 2018. Each fee and charge in the Tables identified as a "representative charge" is likely to differ from the actual fees and charges that you are assessed.

      The first tables describe the fees and charges that you will pay at the time that you buy the Policy, surrender the Policy, or transfer accumulation value between investment options.

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                                       Transaction Fees
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
Charge              When Charge is      Maximum Guaranteed         Current Charge
                    Deducted            Charge

Statutory Premium   Upon receipt of     3.5%(1) of each premium    3.5%(1) of each premium
Tax Charge          each premium        payment                    Payment
                    payment

Premium Expense     Upon receipt of     10% of the premium         5.0% of the premium
Charge              each premium        payment remaining          payment remaining
                    payment             after deduction of         after deduction of
                                        the premium tax charge     the premium tax charge(2)(3)(4)

Partial Surrender   Upon a partial      The lesser of $25 or       $10
Processing Fee      surrender of your   2.0% of the amount of
                    Policy              the partial surrender

Transfer Fee        Upon a transfer     $25 for each transfer(5)   $25 for each transfer(5)
                    of accumulation
                    value

Policy Owner        Upon each request   $50                        $0
Additional          for a Policy
Illustration        illustration
Charge              after the first
                    in a Policy year

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      (1) Statutory premium tax rates will vary depending on which state in which the Policy owner resides. For example, the highest premium tax rate,
  3.5%, is in the state of Nevada, while the lowest premium tax rate, 0.5%, is in the state of Illinois. Certain local jurisdictions may assess additional premium taxes, which will increase the tax rate.

      (2) After the 5th Policy year, the current premium expense charge will be as follows:

                        Policy years 6+...........rate of 2%

          These reductions do not apply to the guaranteed charge. The guaranteed maximum charge is 10% regardless of Policy year.

      (3) The current charge for policies applied for between July 1, 2017 and June  29, 2018 are:

                       Policy years 1-5..........rate of 7%
                       Policy years 6-10........ rate of 5%
                       Policy years 11+..........rate of 2%

      (4) The current charge is 9% for Policies applied for before July 1, 2017.

      (5) The first 12 transfers in a Policy year are free of charge.


   3. The paragraph on page 69 of the prospectus titled "Premium expense charge" is restated in its entirety to read as follows:

PREMIUM EXPENSE CHARGE. After we deduct premium tax from each premium payment, we will deduct a maximum of 10.0% from the remaining amount. The current premium expense charge is at a rate of 5%. After a Policy has been in effect for 5 years, we will reduce the current premium expense charge to a rate of 2.0%. The current charge for Policies applied for between July 1, 2017 and June 29, 2018 is 7% through year 5, 5% for years 6 through 10 and 2% thereafter. The current charge is 9% for Policies applied for before July 1, 2017.